Financial instruments - Payments Made on Series O Bonds (Details) - Series O bonds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest payment
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 2,139	$ 2,225	$ 2,070
CCS Coverage
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 556	$ 438	$ 599